Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Results Of Operations Details
Total interest income	$ 2,074	$ 2,065	$ 2,095	$ 2,085	$ 2,169	$ 2,313	$ 2,352	$ 2,409	$ 8,319	$ 9,243
Total interest expense	270	274	285	321	369	394	427	464	1,150	1,654
Net Interest Income - Before provision for loan losses	1,804	1,791	1,810	1,764	1,800	1,919	1,925	1,945	7,169	7,589
Provision for Loan Losses (Note 3)	265	32	196	144	179	234	578	376	637	1,367
Total other income	414	459	465	440	637	802	390	447	1,765	2,276
Total operating expenses	2,145	2,036	2,082	1,992	2,191	2,077	2,143	2,301	8,242	8,712
Income (Loss) - before income tax expense	(192)	182	(3)	68	67	410	(406)	(285)	55	(214)
Income tax expense (Note 9)					885	137	(136)	(886)
Net income (loss)	$ (192)	$ 182	$ (3)	$ 68	$ (818)	$ 273	$ (270)	$ 601	$ 55	$ (214)
Net Income per share - Basic	$ (0.07)	$ 0.06	$ 0.00	$ 0.02	$ (0.28)	$ 0.09	$ (0.09)	$ 0.21	$ 0.02	$ (0.07)
Net income per share - diluted	$ (0.07)	$ 0.06	$ 0.00	$ 0.02	$ (0.28)	$ 0.09	$ (0.09)	$ 0.21	$ 0.02	$ (0.07)
Weighted Average Number of Shares	2,884,000	2,884,000	2,884,000	2,884,000	2,884,000	2,884,000	2,884,000	2,884,000
Dividends per common share	$ 0.020								$ 0.02